OTHER INTANGIBLE ASSETS (Tables) (Other intangibles)	12 Months Ended
Dec. 31, 2012
Other intangibles
Other intangible assets
Schedule of other intangible assets

		December 31, 2012			December 31, 2011
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,684,409	$(1,133,959)	$550,450	$1,668,715	$(1,042,773)	$625,942
Acquired customer base	60 to 372	295,902	(99,542)	196,360	269,486	(68,741)	200,745
Rights to use radio frequencies	24 to 180	314,845	(126,467)	188,378	353,776	(138,546)	215,230
Accounting software	13 to 60	121,557	(70,412)	51,145	141,084	(98,672)	42,412
Numbering capacity with finite contractual life	24 to 120	118,999	(71,656)	47,343	75,803	(70,979)	4,824
Office software	13 to 120	166,277	(63,445)	102,832	123,452	(72,752)	50,700
Other	12 to 120	85,727	(14,697)	71,030	110,913	(44,625)	66,288

		2,787,716	(1,580,178)	1,207,538	2,743,229	(1,537,088)	1,206,141

Prepayments for intangible assets		34,584	—	34,584	84,985	—	84,985
Numbering capacity with indefinite contractual life		—	—	—	78,491	—	78,491

Total other intangible assets		$2,822,300	$(1,580,178)	$1,242,122	$2,906,705	$(1,537,088)	$1,369,617

Estimated future amortization expenses for each of the next five years

Estimated amortization expense in the year ended December 31,
2013	$441,000
2014	288,930
2015	171,420
2016	103,230
2017	52,510
Thereafter	150,448

Total	$1,207,538